RECEIVABLES (Tables)	12 Months Ended
Jan. 31, 2024
Receivables [Abstract]
Schedule of accounts receivable [Table Text Block]
	January 31, 2024	January 31, 2023
	$	$
Taxes receivable	13,829	10,834
Trade receivables	189,192	401,476
	203,021	412,310